File No. 33-61727

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 6

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

         The First Trust Special Situations Trust Series 123
       AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1
             AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
  AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 31, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1
                                  621,277 UNITS





PROSPECTUS
Part One
Dated December 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 123, American Financial Institutions Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks of national and regional financial institutions which are incorporated or headquartered in the United States. At November 16, 2001, each Unit represented a 1/621,277 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust, divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested) including income and principal cash. At November 16, 2001, the Public Offering Price per Unit was $21.9430 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        621,277
Fractional Undivided Interest in the Trust per Unit                  1/621,277
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $13,154,522
   Aggregate Value of Securities per Unit                             $21.1734
   Income and Principal cash (overdraft) in the Portfolio              $69,131
   Income and Principal cash (overdraft) per Unit                       $.1113
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including income and principal cash)                              $.6583
   Public Offering Price per Unit                                     $21.9430
Redemption Price and Sponsor Repurchase Price per Unit
   ($.6583 less than the Public Offering Price per Unit)              $21.2847

Date Trust Established                                       September 7, 1995
Mandatory Termination Date                                     October 1, 2002
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per Unit annually.
Trustee's Annual Fee:  $.0097 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each March, June, September and December.
Income Distribution Date: Last day of each March, June, September and December. A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 123,
American Financial Institutions
Growth Trust, Series 1


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 123, American Financial Institutions Growth Trust, Series 1 (the "Trust"), including the schedule of investments, as of August 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended August 31, 2000 and 1999 were audited by other auditors whose report, dated December 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 123, American Financial Institutions Growth Trust, Series 1, at August 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
December 14, 2001

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 2001



ASSETS

Securities, at market value (cost, $5,882,652)                     $14,011,477
Cash                                                                    77,659
Dividends receivable                                                    18,959
Receivable from investment transactions                                 44,437
                                                                   -----------
TOTAL ASSETS                                                       $14,152,532
                                                                   ===========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $    7,342
Unit redemptions payable                                                44,652
                                                                    ----------
TOTAL LIABILITIES                                                       51,994
                                                                    ----------

Net assets, applicable to 639,891 outstanding units of
      fractional undivided interest:
   Cost of Trust assets                                              5,882,652
   Net unrealized appreciation (depreciation)                        8,128,825
   Distributable funds (deficit)                                        89,061
                                                                    ----------
                                                                    14,100,538
                                                                    ----------

TOTAL LIABILITIES AND NET ASSETS                                   $14,152,532
                                                                   ===========

Net asset value per unit                                              $22.0358
                                                                      ========



See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                             SCHEDULE OF INVESTMENTS

                                 August 31, 2001

    Number of                                                           Market
     Shares         Name of Issuer of Equity Securities*                 Value

                    NATIONAL - 23%
                    --------
    23,467          Bank of America Corporation                      $1,443,220
    15,627          Citigroup, Inc.                                     714,935
    29,334          MBNA Corporation                                  1,019,650

                    NORTHEAST - 9%
                    ---------
     9,007(5)       FleetBoston Financial Corp.                         331,728
    32,887          North Fork Bancorporation, Inc.                     980,033

                    MIDWEST - 29%
                    -------
    12,715          Associated Bancorporation                           431,165
     7,310          Banc One Corporation                                253,584
    17,998(1)       Charter One Financial, Inc.                         525,542
    13,139          KeyCorp.                                            329,789
     7,886          Mississippi Valley Bancshares, Inc.                 287,050
    30,965          National City Corporation                           955,890
    14,820          TCF Financial Corporation                           672,828
    24,293          U.S. Bancorp (formerly, Firstar Corporation)        588,862

                    SOUTHEAST - 17%
                    ---------
    15,805          First Tennessee National Corporation                509,079
     7,398          First Virginia Banks, Inc.                          339,938
    10,389          Regions Financial Corporation                       305,437
    22,994(2)       Southtrust Corporation                              560,134
    15,575          Union Planters Corporation                          693,087

                    SOUTHWEST - 1%
                    ---------
     9,211(3)       Southwest Bancorp, Inc.                             170,404

                    WEST - 21%
    14,332          City National Corporation                           667,011
    18,127(3)       Washington Mutual, Inc.                             678,675
    33,763(4)       Wells Fargo & Co.                                 1,553,436
                                                                      ---------

                    Total investments (total cost $5,882,652)       $14,011,477
                                                                    ===========

* Percentages are calculated based on total market value of investments.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                       SCHEDULE OF INVESTMENTS (continued)

                                 August 31, 2001






(1)  The number of shares includes the effect of a 5% stock dividend.

(2)  The number of shares includes the effect of a two for one stock split.

(3)  The number of shares reflects the effect of a three for two stock split.

(4) In October 2000, First Security Corporation ("First Security"), one of the Trust's original holdings, was acquired by Wells Fargo & Co. ("Wells Fargo"). Each shareholder of First Security received .355 shares of Wells Fargo for each share of First Security held.

(5) In March 2001, Summit Bancorp, Inc. ("Summit"), one of the Trust's original holdings, was acquired by FleetBoston Financial Corp. ("FleetBoston"). Each shareholder of Summit received 1.02 shares of FleetBoston for each share of Summit held.


















See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                            STATEMENTS OF OPERATIONS




                                                                  Year ended August 31,

                                                          2001           2000           1999

Dividend income                                        $395,361        $473,077      $556,175

Expenses:
   Trustee and other service fees                        (8,321)         (9,248)      (11,127)
   Evaluator's fees                                      (2,162)         (2,127)       (3,312)
   Supervisory fees                                      (2,694)         (3,341)       (4,093)
   Administrative fees                                     (770)           (770)       (1,169)
   Tax reporting fee                                     (1,500)              -             -
   Amortization of organization costs                      (114)         (6,869)       (6,869)
   Other expenses                                         4,443          (2,885)       (3,465)
                                                        -------------------------------------
   Total expenses                                       (11,118)        (25,240)      (30,035)
                                                        -------------------------------------
      Investment income (loss) - net                    384,243         447,837       526,140

Net gain (loss) on investments:
   Net realized gain (loss)                           1,233,929       2,092,434     2,394,173
   Change in net unrealized
      appreciation (depreciation)                     1,630,721      (3,067,306)      753,605
                                                      ---------------------------------------
                                                      2,864,650        (974,872)    3,147,778
                                                      ---------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         $3,248,893       $(527,035)   $3,673,918
                                                     ========================================






See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Year ended August 31,

                                                         2001            2000           1999

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                      $384,243         $447,837      $526,140
   Net realized gain (loss) on investments            1,233,929        2,092,434     2,394,173
   Change in net unrealized appreciation
      (depreciation) on investments                   1,630,721       (3,067,306)      753,605
                                                      ----------------------------------------
                                                      3,248,893         (527,035)    3,673,918

Unit redemptions (112,095, 209,648
   and 230,939 in 2001, 2000
   and 1999, respectively)                           (2,290,961)      (3,695,628)   (4,646,041)

Distributions to unit holders:
   Investment income - net                             (389,290)        (445,797)     (512,594)
   Principal from investment transactions                     -         (700,209)            -
                                                       ---------------------------------------
                                                       (389,290)      (1,146,006)     (512,594)
                                                       ---------------------------------------
Total increase (decrease) in net assets                 568,642       (5,368,669)   (1,484,717)

Net assets:
   Beginning of the year                             13,531,896       18,900,565    20,385,282
                                                     -----------------------------------------
   End of the year (including distributable
      funds (deficit) applicable to Trust
      units of $89,061, $103,459 and $112,441
      at August 31, 2001, 2000 and 1999,
      respectively)                                 $14,100,538      $13,531,896   $18,900,565
                                                    ==========================================

Trust units outstanding at the end of the year          639,891          751,986       961,634
                                                        ======================================


See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

The First Trust Special Situations Trust, Series 123, American Financial Institutions Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks of national and regional financial institutions which are incorporated or headquartered in the United States.


2.    Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0097 per annum per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor. In 2001, $7,328 of previously accrued fees were reversed and reflected with other expenses.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $34,346, were deferred and amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain amounts in the prior years have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at August 31, 2001 follows:


            Unrealized appreciation                   $8,128,825
            Unrealized depreciation                            -
                                                      ----------
                                                      $8,128,825
                                                      ==========


4.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders, if any, are made quarterly on the last day of each March, June, September and December to unit holders of record on the fifteenth day of each March, June, September and December, respectively. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, are made in December of each year.

Selected data per unit of the Trust outstanding throughout each year -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Year ended August 31,

                                                            2001          2000         1999

Dividend income                                            $.5648        $.5648       $.5216
Expenses                                                   (.0159)       (.0301)      (.0282)
                                                           ---------------------------------
      Investment income (loss) - net                        .5489         .5347        .4934

Distributions to unit holders:
   Investment income - net                                 (.5493)       (.5208)      (.4725)
   Principal from investment transactions                      -         (.8637)          -

Net gain (loss) on investments                             4.0413        (.8099)      2.5402
                                                           ---------------------------------
      Total increase (decrease) in net assets              4.0409       (1.6597)      2.5611

Net assets:
   Beginning of the year                                  17.9949       19.6546      17.0935
                                                         -----------------------------------

   End of the year                                       $22.0358      $17.9949     $19.6546
                                                         ===================================


              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
             AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR:                   Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

               TRUSTEE:                   JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

               LEGAL COUNSEL              Chapman and Cutler
               TO SPONSOR:                111 West Monroe Street
                                          Chicago, Illinois  60603

               LEGAL COUNSEL              Carter, Ledyard & Milburn
               TO TRUSTEE:                2 Wall Street
                                          New York, New York  10005

               INDEPENDENT                Deloitte & Touche LLP
               AUDITORS:                  180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
                                 2,025,280 UNITS




PROSPECTUS
Part One
Dated December 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 123, American Technology Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the computer and technology industry. At November 16, 2001, each Unit represented a 1/2,025,280 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust, divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested) including income and principal cash. At November 16, 2001, the Public Offering Price per Unit was $28.489 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      2,025,280
Fractional Undivided Interest in the Trust per Unit                1/2,025,280
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $55,998,925
   Aggregate Value of Securities per Unit                              $27.650
   Income and Principal cash (overdraft) in the Portfolio            $(32,209)
   Income and Principal cash (overdraft) per Unit                      $(.016)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal cash)                               $.855
   Public Offering Price per Unit                                      $28.489
Redemption Price and Sponsor Repurchase Price per Unit
   ($.855 less than the Public Offering Price per Unit)                $27.634

Date Trust Established                                       September 7, 1995
Mandatory Termination Date                                     October 1, 2002
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per Unit annually.
Trustee's Annual Fee:  $.0098 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  Last day of each December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 123,
American Technology Growth Trust, Series 1


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 123, American Technology Growth Trust, Series 1 (the "Trust"), including the schedule of investments, as of August 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended August 31, 2000 and 1999, were audited by other auditors whose report, dated December 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 123, American Technology Growth Trust, Series 1, at August 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
December 14, 2001

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 2001



ASSETS

Securities, at market value (cost, $17,500,496)                    $53,557,807
Receivable from investment transactions                                 55,822
Dividends receivable                                                     5,398
Cash                                                                     5,118
                                                                   -----------
TOTAL ASSETS                                                       $53,624,145
                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    26,381
Unit redemptions payable                                                50,659
                                                                   -----------
TOTAL LIABILITIES                                                       77,040
                                                                   -----------

Net assets, applicable to 2,110,385 outstanding units of
      fractional undivided interest:
   Cost of Trust assets                                             17,500,496
   Net unrealized appreciation (depreciation)                       36,057,311
   Distributable funds (deficit)                                       (10,702)
                                                                    ----------
                                                                    53,547,105
                                                                    ----------

TOTAL LIABILITIES AND NET ASSETS                                   $53,624,145
                                                                   ===========

Net asset value per unit                                              $25.3731
                                                                     =========


See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                             SCHEDULE OF INVESTMENTS

                                 August 31, 2001


    Number of                                                         Market
     Shares        Name of Issuer of Equity Securities*                Value

                   COMPUTER NETWORKING - 6%
                   -------------------
    16,412         3Com Corporation                                   $67,453
   169,789         Cisco Systems, Inc.                              2,772,654
    23,354 (4)     Enterasys Networks, Inc. (formerly,                237,043
                     Cabletron Systems, Inc.)
    24,833         Palm, Inc.                                          88,902
    12,260 (4)     Riverstone Networks, Inc.                          116,225

                   DESKTOP COMPUTERS AND FILE SERVERS - 30%
                   ----------------------------------
    66,095         Compaq Computer Corporation                        816,273
   511,197         Dell Computer Corporation                       10,929,392
     2,156         MIPS Technologies, Inc.                             18,218
   359,880 (1)     Sun Microsystems, Inc.                           4,120,626

                   ENTERPRISE AND CLIENT/SERVER SOFTWARE - 8%
                   -------------------------------------
    59,076         BMC Software, Inc.                                 945,216
    31,326         Computer Associates International, Inc.            972,672
   202,136 (1)     Oracle Systems Corporation                       2,468,082

                   ENTERPRISE COMPUTERS - 7%
                   --------------------
     6,076         Agilent Technologies, Inc.                         161,014
    31,768 (1)     Hewlett-Packard Company                            737,335
    25,895         International Business Machines Corporation      2,589,500

                   INFORMATION HIGHWAY EQUIPMENT - 1%
                   -----------------------------
     9,593         Alcatel Alsthom                                    149,652

                   PERSONAL PRODUCTIVITY SOFTWARE - 9%
                   ------------------------------
    49,542 (1)     Adobe Systems, Inc.                              1,665,107
    55,891         Microsoft Corporation                            3,188,582

                   SEMICONDUCTOR EQUIPMENT - 10%
                   -----------------------
    46,980         Applied Materials, Inc.                          2,024,368
    31,466         Lam Research Corporation                           890,802
    49,227         Novellus Systems, Inc.                           2,181,248
    15,000         Ultratech Stepper, Inc.                            258,000



* Percentages are calculated based on total market value of investments.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                       SCHEDULE OF INVESTMENTS (continued)

                                 August 31, 2001


    Number of                                                        Market
     Shares        Name of Issuer of Equity Securities*               Value

                   SEMICONDUCTORS - 21%
                   --------------
    29,340 (5)     Adaptec, Inc.                                     $306,603
    77,621         Atmel Corporation                                  744,385
    82,011         Intel Corporation                                2,293,028
    64,056         Linear Technology Corporation                    2,631,420
    15,496         Micron Technology, Inc.                            582,805
    25,666         Motorola, Inc.                                     446,588
     4,823 (5)     Roxio, Inc.                                         87,537
    66,009         Texas Instruments, Inc.                          2,184,898
    53,003         Xilinx, Inc.                                     2,069,237

                   STORAGE- 8%
   257,204 (3)     EMC Corporation                                  3,976,374
    40,216 (2)     Maxtor Corporation                                 242,502
     9,463 (3)     McData Corporation                                 135,132
    52,330         Quantum Corporation, DSSG                          458,934
                                                                    ---------

                   Total investments (total cost $17,500,496)     $53,557,807
                                                                  ===========



















* Percentages are calculated based on total market value of investments.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                       SCHEDULE OF INVESTMENTS (continued)

                                 August 31, 2001





(1)  The number of shares reflects the effect of a two for one stock split.

(2) In April 2001, Quantum Corporation, HDDG ("Quantum"), one of the Trust's original holdings, was acquired by Maxtor Corporation ("Maxtor"). Each shareholder of Quantum received 1.52 shares of Maxtor for each share of Quantum held.

(3) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(4) In August 2001, Cabletron Systems, Inc. ("Cabletron"), one of the Trust's original holdings, spun off Riverstone Networks, Inc. ("Riverstone"). Each shareholder of Cabletron received .5131 shares of Riverstone for each share of Cabletron held. Concurrently, Cabletron changed its name to Enterasys Networks, Inc.

(5) In May 2001, Adaptec, Inc. ("Adaptec"), one of the Trust's original holdings, spun of Roxio, Inc. ("Roxio"). Each shareholder of Adaptec received .1646 shares of Roxio for each share of Adaptec held.
















See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                            STATEMENTS OF OPERATIONS




                                                               Year ended August 31,

                                                          2001          2000           1999


Dividend income (net of foreign taxes                   $69,823         $74,622       $79,467
   withheld of $1,095 in 2001)

Expenses:
   Trustee and other service fees                       (31,193)        (31,360)      (37,427)
   Evaluator's fees                                      (7,578)         (7,150)       (9,470)
   Supervisory fees                                      (8,801)        (10,362)      (12,137)
   Administrative fees                                   (2,515)         (2,419)       (3,468)
   Amortization of organization costs                       (98)         (5,965)       (5,965)
   Tax reporting fee                                     (3,587)              -             -
   Other expenses                                        (9,280)         (5,775)       (5,250)
                                                        -------------------------------------
   Total expenses                                       (63,052)        (63,031)      (73,717)
                                                        -------------------------------------
      Investment income (loss) - net                      6,771          11,591         5,750

Net gain (loss) on investments:
   Net realized gain (loss)                          11,860,339      17,884,758    12,807,701
   Change in net unrealized
      appreciation (depreciation)                  (115,633,080)     60,790,127    56,574,498
                                                   ------------------------------------------
                                                   (103,772,741)     78,674,885    69,382,199
                                                   ------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      $(103,765,970)    $78,686,476   $69,387,949
                                                  ===========================================






See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                Year ended August 31,

                                                         2001            2000           1999

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                        $6,771          $11,591        $5,750
   Net realized gain (loss) on investments           11,860,339       17,884,758    12,807,701
   Change in net unrealized appreciation
      (depreciation) on investments                (115,633,080)      60,790,127    56,574,498
                                                   -------------------------------------------
                                                   (103,765,970)      78,686,476    69,387,949

Unit redemptions (378,912, 387,707 and
   638,061 in 2001, 2000 and 1999,
   respectively)                                    (14,935,061)     (21,453,101)  (18,412,919)
                                                   -------------------------------------------

Distributions to unit holders:
   Investment income - net                                    -                -             -
   Principal from investment transactions                     -                -             -
                                                   -------------------------------------------
                                                              -                -             -
                                                   -------------------------------------------
Total increase (decrease) in net assets            (118,701,031)      57,233,375    50,975,030

Net assets:
   Beginning of the year                            172,248,136      115,014,761    64,039,731
                                                    ------------------------------------------
   End of the year (including distributable
      funds (deficit) applicable to Trust
      units of $(10,702), $(447,823) and
      $(42,618) at August 31, 2001,
      2000 and 1999, respectively)                  $53,547,105     $172,248,136  $115,014,761
                                                    ==========================================

Trust units outstanding at the end of the year        2,110,385        2,489,297     2,877,004
                                                      ========================================


See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

The First Trust Special Situations Trust, Series 123, American Technology Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the computer and technology industry.


2.    Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0098 per annum per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $29,825, were deferred and amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain amounts in the prior years have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at August 31, 2001 follows:


        Unrealized appreciation                      $38,278,214
        Unrealized depreciation                       (2,220,903)
                                                     -----------
                                                     $36,057,311
                                                     ===========


4.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders, if any, are made annually on the last day of each December to unit holders of record on the fifteenth day of each December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, are made in December of each year.

Selected data per unit of the Trust outstanding throughout each year -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during the year. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the year. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the year at net asset values which differed from the net asset value per unit at the beginning of the year.


                                                                Year ended August 31,

                                                            2001         2000          1999

Dividend income                                            $.0299        $.0276       $.0252
Expenses                                                   (.0270)       (.0234)      (.0234)
                                                           ---------------------------------
      Investment income (loss) - net                        .0029         .0042        .0018

Distributions to unit holders:
   Investment income - net                                     -             -           -
   Principal from investment transactions                      -             -           -

Net gain (loss) on investments                           (43.8253)      29.2140      21.7569
                                                         -----------------------------------
      Total increase (decrease) in net assets            (43.8224)      29.2182      21.7587

Net assets:
   Beginning of the year                                  69.1955       39.9773      18.2186
                                                         -----------------------------------

   End of the year                                       $25.3731      $69.1955     $39.9773
                                                         ===================================


              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
                   AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR:                  Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                TRUSTEE:                  JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                LEGAL COUNSEL             Chapman and Cutler
                TO SPONSOR:               111 West Monroe Street
                                          Chicago, Illinois  60603

                LEGAL COUNSEL             Carter, Ledyard & Milburn
                TO TRUSTEE:               2 Wall Street
                                          New York, New York  10005

                INDEPENDENT               Deloitte & Touche LLP
                AUDITORS:                 180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
        AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2
                                  962,720 UNITS




PROSPECTUS
Part One
Dated December 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 123, The American Technology Growth & Treasury Securities Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (Treasury Obligations) and common stocks of companies in the computer and technology industry. At November 16, 2001, each Unit represented a 1/962,720 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including income and principal cash. At November 16, 2001, the Public Offering Price per Unit was $21.115 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123
        AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2
            SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Aggregate Maturity Value of Treasury Obligations
   in the Trust                                                      $9,650,000
Number of Units                                                         962,720
Fractional Undivided Interest in the Trust per Unit                   1/962,720
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $19,704,403
   Aggregate Value of Securities per Unit                               $20.467
   Income and Principal cash (overdraft) in the Portfolio              $(87,908)
   Income and Principal cash (overdraft) per Unit                        $(.091)
   Sales Charge 3.627% (3.5% of Public Offering Price,
      including income and principal cash)                                $.739
   Public Offering Price per Unit                                       $21.115
Redemption Price and Sponsor Repurchase Price per Unit
   ($.739 less than the Public Offering Price per Unit)                 $20.376

Date Trust Established                                        September 7, 1995
Mandatory Termination Date                                    November 15, 2007
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per Unit annually.
Trustee's Annual Fee:  $.0098 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  Last day of each December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 123,
American Technology Growth & Treasury
Securities Trust, Series 2


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 123, American Technology Growth & Treasury Securities Trust, Series 2 (the "Trust'), including the schedule of investments, as of August 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended August 31, 2000 and 1999, were audited by other auditors whose report, dated December 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 123, American Technology Growth & Treasury Securities Trust, Series 2, at August 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
December 14, 2001

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 2001



ASSETS

Securities, at market value (cost, $11,951,241)                   $21,711,544
Dividends receivable                                                    1,341
Receivable from investment transactions                                11,577
                                                                  -----------
TOTAL ASSETS                                                      $21,724,462
                                                                  ===========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                $   15,796
Cash overdraft                                                         71,760
Unit redemptions payable                                               35,803
                                                                   ----------
TOTAL LIABILITIES                                                     123,359
                                                                   ----------

Net assets, applicable to 1,121,060 outstanding units of
      fractional undivided interest:
   Cost of Trust assets                                            11,951,241
   Net unrealized appreciation (depreciation)                       9,760,303
   Distributable funds (deficit)                                     (110,441)
                                                                   ----------
                                                                   21,601,103
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                  $21,724,462
                                                                  ===========

Net asset value per unit                                             $19.2685
                                                                     ========



See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                 August 31, 2001


    Maturity                                                             Market
      Value      Name of Issuer and Title of Security*                    Value

                 Zero coupon U.S. Treasury Bonds
$11,230,000(1)     maturing November 15, 2007                         $8,456,976
                                                                      ----------
                 Total Treasury obligations (cost $7,603,083) - 39%    8,456,976
                                                                      ----------

   Number
  of Shares      Name of Issuer of Equity Securities*

                 COMPUTER NETWORKING - 4%
                 -------------------
   3,803         3Com Corporation                                         15,630
  42,935         Cisco Systems, Inc.                                     701,129
   5,813 (5)     Enterasys Networks, Inc. (formerly,                      59,002
                   Cabletron Systems, Inc.)
   5,887         Palm, Inc.                                               21,075
   3,001 (5)     Riverstone Networks, Inc.                                28,449

                 DESKTOP COMPUTERS AND FILE SERVERS - 18%
                 ----------------------------------
  16,492         Compaq Computer Corporation                             203,676
 125,398         Dell Computer Corporation                             2,681,009
     466         MIPS Technologies, Inc.                                   3,938
  89,015 (2)     Sun Microsystems, Inc.                                1,019,222

                 ENTERPRISE AND CLIENT/SERVER SOFTWARE - 5%
                 -------------------------------------
  14,591         BMC Software, Inc.                                      233,456
   7,829         Computer Associates International, Inc.                 243,090
  50,348 (2)     Oracle Systems Corporation                              614,749

                 ENTERPRISE COMPUTERS - 4%
                 --------------------
   1,488         Agilent Technologies, Inc.                               39,432
   7,815 (2)     Hewlett-Packard Company                                 181,386
   6,632         International Business Machines Corporation             663,200

                 INFORMATION HIGHWAY EQUIPMENT - 1%
                 -----------------------------
   2,347         Alcatel Alsthom                                          36,613




* Percentages are calculated based on total market value of investments.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 August 31, 2001

 Number
   of                                                                    Market
 Shares       Name of Issuer of Equity Securities*                        Value


              PERSONAL PRODUCTIVITY SOFTWARE -5%
              ------------------------------
11,782 (2)    Adobe Systems, Inc.                                       $395,993
13,786        Microsoft Corporation                                      786,491

              SEMICONDUCTOR EQUIPMENT - 6%
              -----------------------
11,886        Applied Materials, Inc.                                    512,168
 7,817        Lam Research Corporation                                   221,299
12,204        Novellus Systems, Inc.                                     540,759
 3,709        Ultratech Stepper, Inc.                                     63,795

              SEMICONDUCTORS -13%
              --------------
 7,179 (6)    Adaptec, Inc.                                               75,021
19,126        Atmel Corporation                                          183,418
20,417        Intel Corporation                                          570,859
15,678        Linear Technology Corporation                              644,052
 3,848        Micron Technology, Inc.                                    144,723
 6,287        Motorola, Inc.                                             109,394
 1,190 (6)    Roxio, Inc.                                                 21,599
16,637        Texas Instruments, Inc.                                    550,685
12,958        Xilinx, Inc.                                               505,880

              STORAGE - 5%
63,367 (4)    EMC Corporation                                            979,654
 9,529 (3)    Maxtor Corporation                                          57,460
12,903        Quantum Corporation, DSSG                                  113,160
 2,318 (4)    McData Corporation                                          33,102
                                                                     -----------
              Total equity securities (cost $4,348,158) - 61%        $13,254,568
                                                                     -----------

              Total investments (total cost $11,951,241)             $21,711,544
                                                                     ===========





* Percentages are calculated based on total market value of investments.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 August 31, 2001






(1) The treasury obligations have been purchased at a discount from their par value because there is no stated interest rate thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

(2)  The number of shares reflects the effect of a two for one stock split.

(3) In April 2001, Quantum Corporation, HDDG ("Quantum") was acquired by Maxtor Corporation ("Maxtor"). Each shareholder of Quantum received 1.52 shares of Maxtor for each share of Quantum held.

(4) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(5) In August 2001, Cabletron Systems, Inc. ("Cabletron"), one of the Trust's original holdings, spun off Riverstone Networks, Inc. ("Riverstone"). Each shareholder of Cabletron received .5131 shares of Riverstone for each share of Cabletron held. Concurrently, Cabletron Systems changed its name to Enterasys Networks, Inc.

(6) In May 2001, Adaptec, Inc. ("Adaptec") spun off Roxio, Inc. ("Roxio"). Each shareholder of Adaptec received .1646 shares of Roxio for each share of Adaptec held.










See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                            STATEMENTS OF OPERATIONS




                                                                Year ended August 31,

                                                          2001          2000            1999


Interest income                                        $502,002        $567,556      $620,742
Dividend income (net of foreign taxes withheld
   of $259 in 2001)                                      17,229          18,961        20,235
                                                       --------------------------------------
      Total investment income                           519,231         586,517       640,977

Expenses:
   Trustee and other service fees                       (16,168)        (16,193)      (20,605)
   Evaluator's fees                                      (4,053)         (3,900)       (5,530)
   Supervisory fees                                      (4,703)         (5,649)       (5,984)
   Administrative fees                                   (1,344)         (1,320)       (1,710)
   Other expenses                                        (6,970)         (4,040)       (3,675)
   Amortization of organization costs                       (98)         (5,965)       (5,965)
   Tax reporting fees                                    (2,202)              -             -
                                                       --------------------------------------
   Total expenses                                       (35,538)        (37,067)      (43,469)
                                                       --------------------------------------
      Investment income (loss) - net                    483,693         549,450       597,508

Net gain (loss) on investments:
   Net realized gain (loss)                           3,746,436       4,955,401     3,313,612
   Change in net unrealized
      appreciation (depreciation)                   (28,614,088)     15,234,645    13,303,471
                                                    -----------------------------------------
                                                    (24,867,652)     20,190,046    16,617,083
                                                    -----------------------------------------
Net increase (decrease) in net
   assets resulting from operations                $(24,383,959)    $20,739,496   $17,214,591
                                                   ==========================================



See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                Year ended August 31,

                                                          2001           2000           1999

Net increase (decrease) in net assets
       resulting from operations:
   Investment income (loss) - net                       $483,693        $549,450      $597,508
   Net realized gain (loss) on investments             3,746,436       4,955,401     3,313,612
   Change in net unrealized appreciation
      (depreciation) on investments                  (28,614,088)     15,234,645    13,303,471
                                                     -----------------------------------------
                                                     (24,383,959)     20,739,496    17,214,591

Unit redemptions (223,703, 226,857 and 337,194
   units in 2001, 2000 and 1999, respectively)        (6,103,274)     (7,302,016)   (6,570,369)
                                                     -----------------------------------------
Total increase (decrease) in net assets              (30,487,233)     13,437,480    10,644,222

Net assets:
   Beginning of the period                            52,088,336      38,650,856    28,006,634
                                                      ----------------------------------------
   End of the period (including distributable
      funds (deficit) applicable to Trust units
      of $(110,441), $(158,337) and $(101,747) at
      August 31, 2001, 2000 and 1999, respectively)  $21,601,103     $52,088,336   $38,650,856
                                                     =========================================

   Trust units outstanding at the end of the period   1,121,060        1,344,763     1,571,620
                                                      ========================================








See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

The First Trust Special Situations Trust, Series 123, The American Technology Growth & Treasury Securities Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (Treasury Obligations) and common stocks of companies in the computer and technology industry.


2.    Significant accounting policies

Security valuation -

The treasury obligations, if any, are stated at values determined by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor"). The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities,
(3) appraisal or (4) any combination of the above.

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by the Evaluator.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations and not in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium.

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0098 per annum per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $29,825, were deferred and amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at August 31, 2001 follows:

                                     Treasury          Equity
                                    obligations      securities         Total

       Unrealized appreciation      $853,893        $9,447,737     $10,301,630
       Unrealized depreciation             -          (541,327)       (541,327)
                                    ------------------------------------------
                                    $853,893        $8,906,410      $9,760,303
                                    ==========================================

4.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders, if any, are made annually on the last day of each December to unit holders of record on fifteenth day of each December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, are made in December of each year.


Selected data per unit of the Trust outstanding throughout each year -

Investment income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                      Year ended August 31,

                                                 2001         2000        1999

Investment income                                $.4262       $.3998     $.3749
Expenses                                         (.0292)      (.0253)    (.0254)
                                                 ------------------------------
      Investment income (loss) - net              .3970        .3745      .3495

Distributions to unit holders:
   Investment income - net                           -            -          -
   Principal from investment transactions            -            -          -

Net gain (loss) on investments                 (19.8627)     13.7667     9.5712
                                               --------------------------------
      Total increase (decrease) in net assets  (19.4657)     14.1412     9.9207

Net assets:
   Beginning of the period                      38.7342      24.5930    14.6723
                                               --------------------------------

   End of the period                           $19.2685     $38.7342   $24.5930
                                               ================================

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123 AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR:                   Nike Securities L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois  60532
                                           (800) 621-1675

                TRUSTEE:                   JPMorgan Chase Bank
                                           4 New York Plaza, 6th Floor
                                           New York, New York  10004-2413

                LEGAL COUNSEL              Chapman and Cutler
                TO SPONSOR:                111 West Monroe Street
                                           Chicago, Illinois  60603

                LEGAL COUNSEL              Carter, Ledyard & Milburn
                TO TRUSTEE:                2 Wall Street
                                           New York, New York  10005

                INDEPENDENT                Deloitte & Touche LLP
                AUDITORS:                  180 North Stetson Avenue
                                           Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated November 30, 2001                                          AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        10
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Information on the Sponsor, Trustee and Evaluator       13
Other Information                                       14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards;

expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities;
inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.
We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                 This page is intentionally left blank.

Page 15


                             FIRST TRUST (R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
              Commission's Internet site at http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                           October 31, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16





           AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated December 31, 2001                                   PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks which, as of the Initial Date of Deposit, were issued by national and regional financial institutions which are incorporated or headquartered in the United States. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide dividend income and potential capital appreciation afforded from improving fundamentals and consolidation in the banking industry by investing a Trust's portfolio in common stocks as described above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by regional bank holding companies or community banks and thrift institutions and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. An investment in Units of a Trust should be made with an understanding of the characteristics of the banking and thrift industries and the risks which such investment may entail.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest income. Recent profits have benefitted from the relatively high yield on earning assets and relatively low cost of funds. There is no certainty that such conditions will continue, especially in a rising interest rate environment. Commercial loan demand for banks has been weak and an increasing number of commercial loans have been securitized-a potential adverse effect on the market share of the commercial banking system. Bank and thrift institutions have received significant consumer mortgage fee income as a result of recent activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this income is expected to diminish to a lower level. Economic conditions in the real estate markets, which have been weak in the recent past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate, as has recently been the case for a number of banks and thrifts with respect to commercial real estate in the northeastern and southwestern regions of the United States. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Equity Securities or whether such approvals, if necessary, will be obtained.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                         Percent of      Percent of
                                         Offering        Net Amount
Number of Units                          Price           Invested
_____________________                    _________       _________
 5,000 but less than 10,000              0.25%           0.2506%
10,000 but less than 25,000              0.50%           0.5025%
25,000 but less than 50,000              1.00%           1.0101%
50,000 or more                           2.00%           2.0408%

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, the sales charge is reduced by 2.0% of the Public Offering Price.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

           American Financial Institutions Growth Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    JPMorgan Chase Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated December 31, 2001                                   PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the computer and technology industry. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide income and potential capital appreciation by investing a Trust's portfolio in common stocks issued by U.S.-based companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

orders of similar magnitude as past orders from other customers.
Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Equity Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                                                 Percent of
Dollar Amount of Transaction of              Percent of          Net Amount
Public Offering Price                        Offering Price      Invested
_______________                              __________          _________
$ 50,000 but less than 100,000               0.25%               0.2506%
$100,000 but less than 250,000               0.50%               0.5025%
$250,000 but less than 500,000               1.00%               1.0101%
$500,000 or more                             2.00%               2.0408%

Sales will be made to the party making the sale at prices which reflect a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. An investor may aggregate purchases of Units of an American Technology Growth Trust and an American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 American Technology Growth Trust Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 62-1675

                 TRUSTEE:    JPMorgan Chase Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

      AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated December 31, 2001                                   PART ONE AND PART TWO

The Trusts. The Trusts consist of zero coupon U.S. Treasury bonds and common stocks issued by companies in the computer and technology industry. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to protect Unit holders' capital and provide potential capital appreciation and income by investing a portion of each portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations"), and the remainder of a Trust's portfolio in common stocks issued by companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Equity Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

Dollar Amount of                          Percent of          Percent of
Transaction of                            Offering            Net Amount
Public Offering Price                     Price               Invested
_______________                           __________          _________
$   100,000 but less than 500,000         0.60%               0.6036%
$   500,000 but less than 1,000,000       1.30%               1.3171%
$1,000,000 or more                        2.10%               2.1450%

Sales will be made to the party making the sale at prices which reflect a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. An investor may aggregate purchases of Units of an American Technology Growth Trust and an American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases.

Investors who purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units at the Public Offering Price less the concession the Sponsor typically would allow such broker/dealer.

      American Technology Growth & Treasury Securities Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    JPMorgan Chase Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 123 AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1, AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1, AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 31, 2001

                     The First Trust Special Situations Trust
                       Series 123
                     AMERICAN FINANCIAL INSTITUTIONS GROWTH
                     TRUST, SERIES 1
                     AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
                     AMERICAN TECHNOLOGY GROWTH & TREASURY
                     SECURITIES TRUST, SERIES 2
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    December 31, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our reports dated December 14, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
December 26, 2001